Capital Stock (Narrative) (Details) - USD ($)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 02, 2016	Mar. 31, 2014
Class of Warrant or Right [Line Items]
Common stock outstanding (in shares)					9,565,696		9,565,696		9,565,696
Number of shares available to be called by warrants (in shares)				833,334	2,144,123		2,144,123		2,144,123
Issuance of stock, shares (in shares)				1,683,334	2,551,863	1,462,071	11,625,200	9,465,823	8,839,308	10,306,272
Common stock, value per share (in usd per share)				$ 0.001
Warrant exercise price (in dollars per share)				$ 0.75					$ 0.75
Calpian common stock received (in shares)			1,000,000
Additional number of shares available through call of warrants				(163,447)
Number of shares of preferred stock issued (in shares)					2,530		2,530		0
Preferred stock value					$ 0.001		$ 0.001		$ 0.001
Warrants outstanding (in shares)					16,863,242		16,863,242		21,732,272	8,728,526		6,284,457
Weighted average warrant exercise price (In dollars per share)							$ 0.69		$ 0.71
Warrants issued for services (in shares)									3,256,309	13,301
Shares authorized under the plan (in shares)									3,500,000
Stock options granted in period (in shares)							0	2,106,000	2,800,000	1,360,000
Stock-based compensation									$ 1,216,146	$ 1,240,139
Weighted average exercise price (in dollars per share)					$ 0.74		$ 0.74		$ 0.74	$ 1.17		$ 1.49
Stock options outstanding (in shares)					3,480,000		3,480,000		3,480,000	1,960,000		900,000
Intrinsic value			$ 0		$ 127,500	$ 0	$ 127,500	$ 0	$ 650,000	$ 0
Weighted-average remaining contractual term							8 years 4 months 24 days		9 years 2 months 12 days
Equity restrictions					$ 3,480,000		$ 3,480,000		$ 3,480,000
Period after termination of services when the options become void									90 days
Stock issued for services, shares (in shares)										515,000
Common stock issued in exchange for advisory services									$ 1,610,217	$ 373,249
Common Stock, Shares Held in Escrow		2,000,000					2,000,000
Stock Repurchased and Retired During Period, Shares	3,551,694						3,661,540
Due from Related Parties Reduction	$ 4,346,945
Payments for Repurchase of Common Stock	$ 177,369						$ 177,369	$ 0
Stock Issued During Period, Shares, Treasury Stock Reissued	109,846
Stock Issued During Period, Shares, New Issues				1,683,334	2,551,863	1,462,071	11,625,200	9,465,823	8,839,308	10,306,272
Temporary Equity, Par or Stated Value Per Share					$ 0.001		$ 0.001		$ 0.001	$ 0.001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				833,334	2,144,123		2,144,123		2,144,123
Dividends Payable					$ 140,500		$ 140,500		$ 0
Warrants, Grants In Period							1,547,760		18,437,046	2,444,069
2011 Equity Incentive Plan
Class of Warrant or Right [Line Items]
Stock issued for services, shares (in shares)										515,000
Common stock issued in exchange for advisory services										$ 276,235
2016 Plan [Member]
Class of Warrant or Right [Line Items]
Shares authorized under the plan (in shares)					3,500,000		3,500,000				6,000,000
Common Stock, Capital Shares Reserved for Future Issuance											3,000,000
Additional Paid-in Capital [Member]
Class of Warrant or Right [Line Items]
Stock-based compensation									$ 1,216,146	1,240,139
Common stock issued in exchange for advisory services									$ 1,607,338	$ 372,651
Common Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of stock, shares (in shares)									5,960,419	9,607,850
Stock-based compensation									$ 0	$ 0
Stock issued for services, shares (in shares)									2,878,889	698,422
Common stock issued in exchange for advisory services									$ 2,879	$ 698
Stock Repurchased and Retired During Period, Shares									40,000	233,290
Stock Issued During Period, Shares, New Issues									5,960,419	9,607,850
Convertible Preferred Stock, Shares Issued upon Conversion					1,756,693		1,756,693
Selling, General and Administrative Expenses [Member]
Class of Warrant or Right [Line Items]
Warrants issued for services (in shares)					66,024	383,102	372,475	2,309,643
Selling, General and Administrative Expenses [Member] | Additional Paid-in Capital [Member]
Class of Warrant or Right [Line Items]
Share-based compensation for options included in SG&A expense					$ 0	$ 0	$ 989,488	$ 989,488
Minimum [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)					$ 0.01		$ 0.01
Weighted average warrant exercise price (In dollars per share)									$ 0.01
Maximum [Member]
Class of Warrant or Right [Line Items]
Warrant exercise price (in dollars per share)					3.00		$ 3.00
Weighted average warrant exercise price (In dollars per share)									$ 3.00
Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of stock, shares (in shares)							1,542
Number of shares of preferred stock issued (in shares)									600
Preferred stock value									$ 0.001
Temporary Equity Stated Value							$ 1,000
Convertible Preferred Stock Converted to Other Securities Shares							916
Stock Issued During Period, Shares, New Issues							1,542
Temporary Equity, Par or Stated Value Per Share					$ 0.001		$ 0.001
Dividends Payable					$ 140,500		$ 140,500
Series E Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Issuance of stock, shares (in shares)					2,530		2,530
Preferred stock value					$ 0.001		$ 0.001
Proceeds from warrants					$ 2,530,000		$ 2,530,000
Redemption price (in usd per share)					$ 1.59		$ 1.59
Stock Issued During Period, Shares, New Issues					2,530		2,530
Proceeds from Issuance of Warrants					$ 2,530,000		$ 2,530,000
Preferred stock, stated value (in usd per share)					$ 1,000		$ 1,000
Redemption price in event stock gets uplisted (in usd per share)					$ 1.34		$ 1.34
Warrants Issued In Connection With Series D Warrants Issued In Connection With Series D Preferred Shares at Seventy Five Cents Per Share [Member]
Class of Warrant or Right [Line Items]
Number of shares available to be called by warrants (in shares)					385,384		385,384		150,000
Warrant exercise price (in dollars per share)					$ 0.75		$ 0.75
Proceeds from warrants							$ 1,541,535		$ 600,000
Dividend rate							0.00%		15.00%
Redemption price (in usd per share)					$ 0.60		$ 0.60		$ 0.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					385,384		385,384		150,000
Proceeds from Issuance of Warrants							$ 1,541,535		$ 600,000
Warrants Expiring in 2017 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)									2,534,201
Warrants Expiring in 2018 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					1,211,822		1,211,822		272,500
Warrants Expiring in 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					2,411,197		2,411,197		1,662,925
Warrants Expiring in 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					1,451,618		1,451,618		4,441,531
Warrants Expiring in 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					6,598,345		6,598,345		1,384,069
Warrants Expiring in 2022 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					1,265,260		1,265,260		9,237,046
Warrants Expiring in 2026 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					3,925,000		3,925,000		2,200,000
Notes Payable, Other Payables [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					59,709		59,709
Original Notes [Member] | Notes Payable, Other Payables [Member]
Class of Warrant or Right [Line Items]
Long term debt, face value				$ 1,000,000